Equity accounted investments - Not material and Capital commitments (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Summarised financial information for the Group's share of equity accounted investments which are not material
Profit for the year	R 1,758	R 2,623	R 3,128
Equity accounted investments
Capital commitments and relating to equity accounted investments
Authorised and contracted for	3,579	1,357
Authorised but not yet contracted for	852	972
Less: expenditure to the end of year	(2,963)	(981)
Capital commitments	1,468	1,348
Immaterial equity accounted investments
Summarised financial information for the Group's share of equity accounted investments which are not material
Operating profit	181	218
Profit before tax	211	250
Taxation	(64)	(72)
Profit for the year	R 147	R 178